DEFERRED INCOME TAXES - Continuity of the Net Deferred Income Tax Asset (Liability) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 342.2	$ 118.4
Recognized in profit or loss	(342.2)	223.8
Ending balance	0.0	342.2
PP&E and E&E assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(132.3)	(411.0)
Recognized in profit or loss	132.3	278.7
Ending balance		(132.3)
Non-capital losses and financing charges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	399.6	325.9
Recognized in profit or loss	(399.6)	73.7
Ending balance		399.6
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	64.1	176.6
Recognized in profit or loss	(64.1)	(112.5)
Ending balance		64.1
Risk management contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	10.8	14.6
Recognized in profit or loss	(10.8)	(3.8)
Ending balance		10.8
Long term debt
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0.0	12.1
Recognized in profit or loss		(12.1)
Ending balance		0.0
Convertible debentures
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 0.0	0.2
Recognized in profit or loss		(0.2)
Ending balance		$ 0.0